TWO ROADS SHARED TRUST

Redwood Managed Volatility Fund

Class I RWDIX

Class N RWDNX

Class Y RWDYX

Incorporated herein by reference is the definitive prospectus for the Redwood Managed Volatility Fund dated February 27, 2015, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 23, 2015 (SEC Accession No. 0001580642-15-003091).